KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
KEY MANAGEMENT COMPENSATION
Summary of compensation awarded to or earned by our executive officers and compensation earned for service on our Board of Directors by our non-employee directors

		For the Years Ended December 31,
		2021			2020
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Roger James Hamilton	Chief Executive Officer	$593,195	$28,310	$621,505	$463,235	$103,223	$566,458
Michelle Clarke	Chief Marketing Officer	110,846	4,067	114,913	83,235	18,553	101,788
Suraj Naik	Chief Technology Officer	88,682	3,921	92,603	67,719	13,274	80,993
Sandra Morrell	Chief Operating Officer	40,172	6,748	46,920	151,439	30,284	181,723

		For the Years Ended December 31,
		2021			2020
Name of the Director	Job Title	Salary	Stock-based	Total	Salary	Stock-based	Total
Patrick Grove	Director	$8,889	—	$8,889	$8,705	$34,870	$43,575
Nic Lim	Director	8,889	—	8,889	6,964	36,614	43,578
Anna Gong	Director	8,889	—	8,889	8,705	34,870	43,575
Jeremy Harris	Director	67,548	594	68,142	39,652	8,578	48,230
Dennis DuBois	Director	24,000	—	24,000	20,400	3,592	23,992
Lisa Bovio	Director	24,000	—	24,000	20,400	3,592	23,992